Leased Property - Assets And Liabilities, Lessee (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets:
Operating leases	$ 5,572	$ 6,474	$ 7,255	$ 7,869
Finance leases	2,518	2,569	2,620	2,824
Total right-of-use assets	8,090	9,043	9,875	10,693
Lease liabilities:
Operating leases	5,837	6,782	7,592	8,268
Finance leases	2,666	2,705	2,745	2,897
Total lease liabilities	$ 8,503	$ 9,487	$ 10,337	$ 11,165